Operating costs - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Expenses by nature [abstract]
Personnel costs	€ (31,727)	€ (7,558)		€ (2,282)
Depreciation	(140)	(61)
External outsourcing costs	(27,174)	(15,721)		(1,284)
Professional fees	(3,420)	(459)
Other operating expenses	(4,007)	(777)		(580)
Total sales and marketing expenses	€ (66,468)	€ (24,577)	[1]	€ (4,146)	[1]

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.